BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of new standards, current interpretations and interpretations no longer in force

4.4.1 - The adoption of new standards and current interpretations

The amendments and issuances below of IFRS Accounting Standards made by the IASB that are effective for the fiscal year beginning in 2024 had not impacted the Company’s financial statements:

Revised standard	Change	Applicable as of
IAS 1: Presentation of Financial Statements

The amendments define the requirements for classifying and disclosing liabilities with covenant clauses as current or non-current. In addition, only covenants that must be met before or at the end of the reporting period influence this classification.

01/01/2024, retrospective application
IAS 7: Statement of Cash Flows and IFRS 7: Financial Instruments: Disclosures	New disclosure requirements for Reverse Factoring transactions.	01/01/2024, retrospective application
IFRS 16: Leases

The amendments require the seller-lessee to measure the lease liability resulting from the transfer of an asset, which is recognized as sales revenue, and the sale and leaseback so that there is no recognition of gain or loss on the right of use retained in the transaction.

01/01/2024, retrospective application

4.4.2 - New standards and non - current interpretations

Revised standard	Change	Applicable as of
IAS 21: The Effects of Changes in Foreign Exchange rates	Lack of Convertibility	01/01/2025, retrospective application
IFRS 7: Financial instruments: Disclosures

The amendments establish disclosure requirements relating to: (i) equity investments measured at fair value through other comprehensive income, and (ii) financial instruments with contingent characteristics that do not directly relate to loans.

01/01/2026, retrospective application
IFRS 9: Financial Instruments

The amendments establish requirements relating to: (i) settlement of financial liabilities through an electronic payment system; and (ii) assessing the contractual characteristics of the cash flow of financial assets.

01/01/2026, retrospective application
IFRS 9: Financial Instruments and IFRS 7: Financial Instruments: Disclosures	Classification and measurement of financial instruments and Contracts that have energy as a reference and whose generation depends on nature	01/01/2026, retrospective application
IFRS 18: Presentation and disclosures of financial statements

IFRS 18 introduces three defined categories for revenues and expenses – operating, investing and financing – related to the structure of the income statement and requires entities to provide new subtotals. IFRS 18 also requires companies to disclose explanations of performance measures defined by management.

01/01/2027, retrospective application

Schedule of subsidiaries

	2024		2023
	Participation %		Participation %
	Direct	Indirect	Direct	Indirect
Subsidiaries
Baguari Energia S.A.	100.00	—	—	100.00
Baguari I Geração de Energia S.A.	—	100.00	—	100.00
Brasil Ventos Energia S.A.	100.00	—	—	100.00
Energia dos Ventos V S.A.	—	100.00	—	100.00
Energia dos Ventos VI S.A.	—	100.00	—	100.00
Energia dos Ventos VII S.A.	—	100.00	—	100.00
Energia dos Ventos VIII S.A.	—	100.00	—	100.00
Energia dos Ventos IX S.A.	—	100.00	—	100.00
Itaguaçu da Bahia Energias Renováveis S.A.	—	98.00	—	98.00
Centrais Elétricas do Norte do Brasil S.A. - Eletronorte	100.00	—	100.00	—
Nova Era Catarina Transmissora S.A.	—	100.00	—	—
Nova Era Ceará Transmissora S.A.	—	100.00	—	—
Nova Era Integração Transmissora S.A.	—	100.00	—	—
Nova Era Teresina Transmissora S.A.	—	100.00	—	—
Teles Pires Participações S.A.	—	100.00	—	100.00
Companhia Hidrelétrica Teles Pires S.A.	—	100.00	—	100.00
Cia de Ger. e Trans. de Energia Elétrica do Sul do Brasil - CGT Eletrosul	100.00	—	100.00	—
Ibirapuitã Eólica S.A.	—	100.00	—	100.00
Companhia Hidro Elétrica do São Francisco - Chesf	100.00	—	100.00	—
Nova Era Enki S.A.	—	99.97	—	—
Eletrobras Participações S.A. – Eletropar	83.71	—	83.71	—
Furnas Centrais Elétricas S.A. - Furnas	—	—	100.00	—
Madeira Energia S.A.	99.74	—	—	99.74
Santo Antônio Energia S.A.	—	99.74	—	99.74
Retiro Baixo Energética S.A.	100.00	—	—	100.00
SPE Nova Era Janapu Transmissora S.A.	100.00	—	—	100.00
Triângulo Mineiro Transmissora S.A.	100.00	—	—	100.00
Vale do São Bartolomeu Transmissora de Energia S.A.	90.00	—	—	90.00
Jointly operations (consortia)
Consórcio Energético Cruzeiro do Sul (see note 40)	—	49.00	—	49.00
Consórcio UHE Baguari	—	100.00	—	100.00

Schedule of reclassification of balance sheet to enhance transparency

The Company has decided to split items identified in the table below in the balance sheet to enhance transparency:

	Year ended December 31, 2023
	As reported	Reclassification	Reclassified
LIABILITIES AND NET EQUITY
CURRENT
Loans, financing and debentures (i)	11,330,847	(439,974)	10,890,873
RGR Returns (i)	—	439,974	439,974
	11,330,847	—	11,330,847

NON-CURRENT
Loans, financing and debentures (i)	49,449,443	(879,947)	48,569,496
RGR Returns (i)	—	879,947	879,947
	49,449,443	—	49,449,443

(i) The reclassified amounts are of a regulatory nature (RGR Returns) processes, distinct from debt instruments in their origin (See note 29).